Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
9.	COMMITMENTS AND CONTINGENCIES

Leases

The lease commitments are for office premises which are classified as operating leases. These non-cancelable leases have lease terms expiring through November 2020.

Lease expense for the six months ended June 30, 2019 and 2018 was $177,464 and $158,080 respectively.

The components of lease costs, lease term and discount rate with respect of leases with an initial term of more than 12 months are as follows:

For the six months ended
June 30, 2019

Operating lease cost	$59,260
Weighted Average Remaining Lease Term - Operating leases	1.41 years
Weighted Average Discount Rate - Operating leases	5.225%

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2019:

Operating Leases
The remainder of 2019	$45,203
Fiscal year 2020	-
Fiscal year 2021	-
Fiscal year 2022	-
Fiscal year 2023	-
Thereafter	-
Total undiscounted cash flows	45,203
Less: imputed interest	(935)
Present value of lease liabilities	$44,268

Employment Contracts

Under the PRC labor law, all employees have signed employment contracts with the Company. Management employees have employment contracts with terms up to three years and non-management employees have either a three year employment contract renewable on an annual basis or non-fixed term employment contract.

Contingency

The Labor Contract Law of the People's Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The Company has estimated its possible severance payments of approximately $505,972 and $886,049 as of June 30, 2019 and December 31, 2018, respectively, which have not been reflected in its consolidated financial statements, because it is more likely than not that this will not be paid or incurred.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these, or other matters, may arise from time to time that may harm our business. Other than the legal proceeding set forth below, the Company is currently not aware of any such legal proceedings or claims that the Company believe will have an adverse effect on our business, financial condition or operating results.

During the six months ended June 30, 2019, the Company has labor disputes with certain employees upon termination of their employment in April 2019. As of June 30, 2019, the Company has accrued for compensation for these employees in accordance with labor laws。